Investments in Joint Ventures and Associates	12 Months Ended
Dec. 31, 2023
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Investments in Joint Ventures and Associates	INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
A. The investments in joint ventures and associates as of December 31, 2023 and 2022 were as follows:

	Percentage of investment	December 31,
		2023		2022
Sierrita Gas Pipeline LLC	35.00%	Ps.	879,616	Ps.	1,051,626
Frontera Brownsville, LLC.	50.00%	354,691		410,097
Texas Frontera, LLC.	50.00%	178,421		185,967
CH4 Energía, S. A. de C.V.	50.00%	183,648		170,188
Administración del Sistema Portuario Nacional Dos Bocas, S. A. de C.V.	40.00%	74,529		91,537
Other, net	Various	183,898		134,551
Total		Ps.	1,854,803	Ps.	2,043,966
Profit (loss) sharing in joint ventures and associates:

	December 31,
	2023		2022		2021
Deer Park Refining Limited Partnership (1)(2)	Ps.	—	Ps.	—	Ps.	(3,374,314)
Administración del Sistema Portuario Nacional Dos Bocas, S.A. de C.V.	(17,008)		(18,807)		(97,809)
Sierrita Gas Pipeline LLC	185,027		188,329		200,260
Frontera Brownsville, LLC.	3,369		18,632		34,670
CH4 Energía S.A. de C.V.	44,960		39,367		32,983
Texas Frontera, LLC.	32,956		19,321		20,892
Other, net	160,011		102,559		95,211
Profit (loss) sharing in joint ventures and associates, net	Ps.	409,315	Ps.	349,401	Ps.	(3,088,107)
(1)As of December 31, 2021, PEMEX recognized an impairment in Deer Park of Ps. (6,703,324) (see Note 12-B).
(2)DPRLP's activity before business combination was recognized as a commission fee between the joint venture parties and now, the core business activity is the sale of refined products to third parties.

The following tables show condensed financial information of major investments recognized under the equity method as of December 31, 2023 and 2022 and for the years ended December 31, 2023, 2022 and 2021:
i.    Joint venture

Condensed statements of financial position
Deer Park Refining Limited
	December 31,
	2021 (1)
Cash and cash equivalents	Ps.	16,961
Other current assets	2,747,712
Current assets	2,764,673
Non-current assets	43,991,962
Total assets	46,756,635
Current financial liabilities	20,056,315
Other current liabilities	1,040,825
Current liabilities	21,097,140
Non-current financial liabilities	11,000,707
Other liabilities	1,250,799
Non-current liabilities	12,251,506
Total liabilities	33,348,646
Total equity	13,407,989
Total liabilities and equity	Ps.	46,756,635
(1)Joint venture until January 2022 (see Note 12-B).

Condensed statements of comprehensive income
Deer Park Refining Limited
	December 31,
	2021 (1)
Sales and other income	Ps.	10,706,417
Costs and expenses	12,539,324
Depreciation and amortization	4,223,056
Interest paid	684,673
Income tax	8,660
Net result	Ps.	(6,749,296)
(1)The net loss was due unexpected repairs in the main distillation and coking unit of the refinery and heavy snowfalls in the Texas area, which caused a decrease in the processing of crude oil in refined products.

ii. Associates

Condensed statements of financial position
Sierrita Gas Pipeline, LLC
	December 31,
	2023		2022
Current assets	Ps.	109,299	Ps.	144,229
Non-current assets	2,465,298		2,992,861
Total assets	2,574,597		3,137,090
Current liabilities	61,410		132,444
Total liabilities	61,410		132,444
Total equity	2,513,188		3,004,646
Total liabilities and equity	Ps.	2,574,598	Ps.	3,137,090

Condensed statements of comprehensive income
Sierrita Gas Pipeline, LLC
	December 31,
	2023		2022		2021
Income	Ps.	832,108	Ps.	949,075	Ps.	957,549
Costs and expenses	303,460		410,993		385,376
Net result	Ps.	528,648	Ps.	538,082	Ps.	572,173

B.    Additional information about the significant investments in joint ventures and associates is presented below:
Joint venture
•Deer Park. On March 31, 1993, PMI NASA acquired 49.995% of the Deer Park Refinery. In its capacity as general partner of DPRLP, Shell was responsible for the operation and management of the Deer Park Refinery (installed capacity of approximately 340,000 barrels per day of crude oil).
Management decisions were made jointly with respect to investment in or disposal of assets, distribution of dividends, indebtedness and equity operations. In accordance with the investment contract and the operation of the agreement, the participants had the rights to the net assets in the proportion of their participation. This joint venture was recorded under the equity method.
The investment in Deer Park as of December 31, 2021 was Ps. 6,703,324, which represented PMI NASA’s 49.995% interest in Deer Park (see subsection A.).
COVID-19 negatively impacted the energy industry due to mobility restrictions and stoppages in several industries. For the Deer Park Refinery these impacts were observed in the reduction in refining margins due to lower demand in fuels. Therefore, at the beginning of 2021, Deer Park’s partners decided to support the refinery financially, given problems with liquidity toward the end of 2020.
The support from Deer Park’s partners allowed us to continue the operation of the refinery. During 2021, there were three material impacts on the results:
a.Low refining margins due to lower international demand as a result of the COVID-19 pandemic.
b.Winter Storm Suspension. In February 2021, industries within the Texas area were affected by heavy snowfall. For the Deer Park Refinery, this scenario resulted in a total emergency stoppage and the activities resumed by the last week of March 2021. However, repair activities were required and were completed in November 2021.
c.As established under the Renewable Fuel Standard Program of the Environmental Protection Agency of the United States of America, we are required to blend renewable products for transportation fuels, which led to an increase in renewable blending cost obligations from a higher price of “Renewal Identification Numbers”.
Acquisition of the joint venture
See accounting policy in Note 3-A(i) (Business combinations) and (v) (Interests in equity-accounted investees) of PEMEX’s annual consolidated financial statements as of and for the year ended December 31, 2022.
As a result of the above mentioned, indications of impairment were identified, and at the end of 2021, impairment tests were carried out on the amount of the investment recognized in Deer Park, and the result was the recognition of a total impairment in the book value of the investment as of December 31, 2021 of Ps. 6,703,324, which is presented as a separate line item in the statement of comprehensive income.
In this observable transaction the value of the debt was agreed up to U.S.$1,192,000 as the fair value of the 100% of the interest in Deer Park, i.e., U.S.$596,000, equivalent to 50.005% of the interest.
On January 20, 2022, PMI SUS acquired the remaining 50.005% of participation and voting interest in Deer Park through a purchase agreement with Shell. Through this operation, PEMEX indirectly acquired control over Deer Park. As a result of the acquisition, this company is now consolidated in PEMEX’s financial statements. Beginning January 20, 2022, DPRLP’s business model changed from a company that obtained revenues from services for processing crude oil to a company that buys and processes crude oil and sells gasolines and distillates.

Deer Park is a limited partnership under the laws of Delaware, with operations in Deer Park, Texas. The purpose of the acquisition is to strengthen and increase the refining capacity under PEMEX’s control. PEMEX has begun shipping products to Mexico from the refinery to strengthen the fuels supply.
Prior to the acquisition, the participation in Deer Park was recognized as a joint venture. As a result, the participation was recognized in PEMEX’s consolidated financial statements using the equity method.
On November 3, 2021, the Board of Directors authorized PEMEX’s capitalization of HHS and HPE up to the amount received from the Fondo Nacional de Infraestructura (National Infrastructure Fund or “FONADIN”) as a non-recoverable contribution to enable HHS and HPE, in turn, to capitalize PMI NASA and PMI SUS. These capitalizations were used to meet financial commitments arising out of the acquisition of Shell’s interest in Deer Park. During January 2022, the amount received and recorded from the FONADIN totaled Ps. 23,000,000 (U.S.$1,127,285). In addition, PEMEX entered into a borrowing of Ps. 8,974,406 (U.S.$436,000) due in one year.
In recognition of this transaction, PEMEX is applying the purchase method in accordance with International Financial Reporting Standard (IFRS) 3 “Business Combinations”, accounting for the transaction as a business combination achieved in stages. The acquiree company included in the identifiable assets at the date of acquisition of DPRLP are inputs (mainly Properties, Plant and Equipment and inventories), production processes and workforce. PEMEX has determined that together the acquired inputs and processes significantly contribute to the ability to generate revenue. PEMEX has concluded that the acquired set is a business.

Consideration transferred
PEMEX’s purchase of control of Deer Park, through the 50.005% interest owned by Shell, included the following:

Cash paid to Shell	Ps.	8,597,743	U.S.$	421,396
Payment of debt to third parties	18,289,066		896,391
Payment of DPRLP’s debt to company partners	3,496,054		171,350
Total consideration paid in cash	Ps.	30,382,863	U.S.$	1,489,137
Settlement of pre-existing relationship	6,663,803		326,609
Total consideration paid in cash and settlement of pre-existing relationship	Ps.	37,046,666	U.S.$	1,815,746
The settlement of the pre-existing relationship includes the payment of 100% of PMI NASA’s Partners Loan (Ps. 1,227,383 or U.S.$60,157 with cash and Ps. 5,436,420 or U.S.$266,452 with equity) which Deer Park used for operative purposes, and which consisted of a principal of Ps. 6,630,975 (U.S.$325,000) and interest of Ps. 32,828 (U.S.$1,609). With this settlement, the account receivable registered on PMI NASA’s books was capitalized. As the book value of this item was equal to its fair value and there were no cancellation clauses, no effects were recognized in the profit or loss of the period.
Acquisition-related costs
Acquisition-related costs for the 50.005% interest in Deer Park totaled Ps. 145,937 (U.S.$7,091) recognized in the administrative expenses line item in the profit or loss for the applicable period.
Identifiable assets acquired and liabilities assumed.

The following table summarizes the fair value of the identifiable assets acquired, including the recognized value of the PEMEX interest prior to the purchase.

Cash and cash equivalents	Ps.	1,597,759	U.S.$	78,310
Inventories	6,918,473		339,091
Other current assets	131,661		6,453
Total current Assets	Ps.	8,647,893	U.S.$	423,854
Property, Plant and Equipment	29,669,961		1,454,196
Total identifiable net assets acquired	Ps.	38,317,854	U.S.$	1,878,050
PEMEX carried out the valuation of the fair value of the business acquired under the market approach since it has information on an observable transaction between independent parties, is duly informed and is in a free competition market.
At the acquisition date, considering the amount of the value of the net assets and the consideration transferred, a gain at a bargain purchase was determined as follows:

Total consideration transferred	Ps.	37,046,666	U.S.$	1,815,746
Fair value of the identifiable net assets acquired	(38,317,854)		(1,878,050)
Gain on bargain purchase	Ps.	(1,271,188)	U.S.$	(62,304)
There was not any gain or loss in the previously held interest because the book value and the fair value of these items was zero at the acquisition date. The technique used for the measuring of the fair value of the previous held interest was the adjusted book value method.
The gain on bargain purchase was recognized in other income line item in the profit or loss of the period.
The gain of U.S.$62,304 (Ps. 1,271,188) was due to closing adjustments consisting of Shell’s assumption of DPRLP’s accrued expenses and taxes and the pro-rated cash.
From the acquisition date to December 31, 2022, DPRLP contributed Ps. 238,940,945 to PEMEX’s total revenues and Ps. 20,905,292, to PEMEX’s total income for the period.
As of December 31, 2022, PEMEX recognized Ps. (10,383,296) of currency translation effects from the investment in DPRLP into other income, as a result of derecognizing the equity method.
Associates
•Sierrita Gas Pipeline LLC. This company was created on June 24, 2013. Its main activity is the developing of projects related to the transportation infrastructure of gas in the United States. This investment is recorded under the equity method.
•Frontera Brownsville, LLC. Effective April 1, 2011, PMI SUS entered into a joint venture with TransMontaigne Operating Company L.P (TransMontaigne) to create Frontera Brownsville, LLC. Frontera Brownsville, LLC was incorporated in Delaware, United States, and has the corporate power to own and operate certain facilities for the storage and treatment of clean petroleum products. This investment is recorded under the equity method.
•Texas Frontera, LLC. This company was constituted on July 27, 2010, and its principal activity is the lease of tanks for the storage of refined product. PMI SUS, which owns 50% interest in Texas Frontera, entered into a joint venture with Magellan OLP, L.P. (Magellan), and together they are entitled to the results in proportion of their respective investment. The company has seven tanks with a capacity of 120,000 barrels per tank. This joint venture is recorded under the equity method.
•CH4 Energía, S.A. de C.V. This company was constituted on December 21, 2000. CH4 Energía engages in the purchase and sale of natural gas and in activities related to the trading of natural gas, such as transport and distribution in Valle de Toluca, México. This joint venture is recorded under the equity method.
•Administración del Sistema Portuario Nacional Dos Bocas S.A. de C.V (previously Administración Portuaria Integral de Dos Bocas, S.A. de C.V.). This company was constituted on August 12, 1999. Its primary activity is administrating the Dos Bocas port, which is in Mexico’s public domain, promoting the port’s infrastructure and providing related port services. This investment is recorded under the equity method.
Investments in Joint Ventures and Associates	INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
A. The investments in joint ventures and associates as of December 31, 2023 and 2022 were as follows:

	Percentage of investment	December 31,
		2023		2022
Sierrita Gas Pipeline LLC	35.00%	Ps.	879,616	Ps.	1,051,626
Frontera Brownsville, LLC.	50.00%	354,691		410,097
Texas Frontera, LLC.	50.00%	178,421		185,967
CH4 Energía, S. A. de C.V.	50.00%	183,648		170,188
Administración del Sistema Portuario Nacional Dos Bocas, S. A. de C.V.	40.00%	74,529		91,537
Other, net	Various	183,898		134,551
Total		Ps.	1,854,803	Ps.	2,043,966
Profit (loss) sharing in joint ventures and associates:

	December 31,
	2023		2022		2021
Deer Park Refining Limited Partnership (1)(2)	Ps.	—	Ps.	—	Ps.	(3,374,314)
Administración del Sistema Portuario Nacional Dos Bocas, S.A. de C.V.	(17,008)		(18,807)		(97,809)
Sierrita Gas Pipeline LLC	185,027		188,329		200,260
Frontera Brownsville, LLC.	3,369		18,632		34,670
CH4 Energía S.A. de C.V.	44,960		39,367		32,983
Texas Frontera, LLC.	32,956		19,321		20,892
Other, net	160,011		102,559		95,211
Profit (loss) sharing in joint ventures and associates, net	Ps.	409,315	Ps.	349,401	Ps.	(3,088,107)
(1)As of December 31, 2021, PEMEX recognized an impairment in Deer Park of Ps. (6,703,324) (see Note 12-B).
(2)DPRLP's activity before business combination was recognized as a commission fee between the joint venture parties and now, the core business activity is the sale of refined products to third parties.

The following tables show condensed financial information of major investments recognized under the equity method as of December 31, 2023 and 2022 and for the years ended December 31, 2023, 2022 and 2021:
i.    Joint venture

Condensed statements of financial position
Deer Park Refining Limited
	December 31,
	2021 (1)
Cash and cash equivalents	Ps.	16,961
Other current assets	2,747,712
Current assets	2,764,673
Non-current assets	43,991,962
Total assets	46,756,635
Current financial liabilities	20,056,315
Other current liabilities	1,040,825
Current liabilities	21,097,140
Non-current financial liabilities	11,000,707
Other liabilities	1,250,799
Non-current liabilities	12,251,506
Total liabilities	33,348,646
Total equity	13,407,989
Total liabilities and equity	Ps.	46,756,635
(1)Joint venture until January 2022 (see Note 12-B).

Condensed statements of comprehensive income
Deer Park Refining Limited
	December 31,
	2021 (1)
Sales and other income	Ps.	10,706,417
Costs and expenses	12,539,324
Depreciation and amortization	4,223,056
Interest paid	684,673
Income tax	8,660
Net result	Ps.	(6,749,296)
(1)The net loss was due unexpected repairs in the main distillation and coking unit of the refinery and heavy snowfalls in the Texas area, which caused a decrease in the processing of crude oil in refined products.

ii. Associates

Condensed statements of financial position
Sierrita Gas Pipeline, LLC
	December 31,
	2023		2022
Current assets	Ps.	109,299	Ps.	144,229
Non-current assets	2,465,298		2,992,861
Total assets	2,574,597		3,137,090
Current liabilities	61,410		132,444
Total liabilities	61,410		132,444
Total equity	2,513,188		3,004,646
Total liabilities and equity	Ps.	2,574,598	Ps.	3,137,090

Condensed statements of comprehensive income
Sierrita Gas Pipeline, LLC
	December 31,
	2023		2022		2021
Income	Ps.	832,108	Ps.	949,075	Ps.	957,549
Costs and expenses	303,460		410,993		385,376
Net result	Ps.	528,648	Ps.	538,082	Ps.	572,173

B.    Additional information about the significant investments in joint ventures and associates is presented below:
Joint venture
•Deer Park. On March 31, 1993, PMI NASA acquired 49.995% of the Deer Park Refinery. In its capacity as general partner of DPRLP, Shell was responsible for the operation and management of the Deer Park Refinery (installed capacity of approximately 340,000 barrels per day of crude oil).
Management decisions were made jointly with respect to investment in or disposal of assets, distribution of dividends, indebtedness and equity operations. In accordance with the investment contract and the operation of the agreement, the participants had the rights to the net assets in the proportion of their participation. This joint venture was recorded under the equity method.
The investment in Deer Park as of December 31, 2021 was Ps. 6,703,324, which represented PMI NASA’s 49.995% interest in Deer Park (see subsection A.).
COVID-19 negatively impacted the energy industry due to mobility restrictions and stoppages in several industries. For the Deer Park Refinery these impacts were observed in the reduction in refining margins due to lower demand in fuels. Therefore, at the beginning of 2021, Deer Park’s partners decided to support the refinery financially, given problems with liquidity toward the end of 2020.
The support from Deer Park’s partners allowed us to continue the operation of the refinery. During 2021, there were three material impacts on the results:
a.Low refining margins due to lower international demand as a result of the COVID-19 pandemic.
b.Winter Storm Suspension. In February 2021, industries within the Texas area were affected by heavy snowfall. For the Deer Park Refinery, this scenario resulted in a total emergency stoppage and the activities resumed by the last week of March 2021. However, repair activities were required and were completed in November 2021.
c.As established under the Renewable Fuel Standard Program of the Environmental Protection Agency of the United States of America, we are required to blend renewable products for transportation fuels, which led to an increase in renewable blending cost obligations from a higher price of “Renewal Identification Numbers”.
Acquisition of the joint venture
See accounting policy in Note 3-A(i) (Business combinations) and (v) (Interests in equity-accounted investees) of PEMEX’s annual consolidated financial statements as of and for the year ended December 31, 2022.
As a result of the above mentioned, indications of impairment were identified, and at the end of 2021, impairment tests were carried out on the amount of the investment recognized in Deer Park, and the result was the recognition of a total impairment in the book value of the investment as of December 31, 2021 of Ps. 6,703,324, which is presented as a separate line item in the statement of comprehensive income.
In this observable transaction the value of the debt was agreed up to U.S.$1,192,000 as the fair value of the 100% of the interest in Deer Park, i.e., U.S.$596,000, equivalent to 50.005% of the interest.
On January 20, 2022, PMI SUS acquired the remaining 50.005% of participation and voting interest in Deer Park through a purchase agreement with Shell. Through this operation, PEMEX indirectly acquired control over Deer Park. As a result of the acquisition, this company is now consolidated in PEMEX’s financial statements. Beginning January 20, 2022, DPRLP’s business model changed from a company that obtained revenues from services for processing crude oil to a company that buys and processes crude oil and sells gasolines and distillates.

Deer Park is a limited partnership under the laws of Delaware, with operations in Deer Park, Texas. The purpose of the acquisition is to strengthen and increase the refining capacity under PEMEX’s control. PEMEX has begun shipping products to Mexico from the refinery to strengthen the fuels supply.
Prior to the acquisition, the participation in Deer Park was recognized as a joint venture. As a result, the participation was recognized in PEMEX’s consolidated financial statements using the equity method.
On November 3, 2021, the Board of Directors authorized PEMEX’s capitalization of HHS and HPE up to the amount received from the Fondo Nacional de Infraestructura (National Infrastructure Fund or “FONADIN”) as a non-recoverable contribution to enable HHS and HPE, in turn, to capitalize PMI NASA and PMI SUS. These capitalizations were used to meet financial commitments arising out of the acquisition of Shell’s interest in Deer Park. During January 2022, the amount received and recorded from the FONADIN totaled Ps. 23,000,000 (U.S.$1,127,285). In addition, PEMEX entered into a borrowing of Ps. 8,974,406 (U.S.$436,000) due in one year.
In recognition of this transaction, PEMEX is applying the purchase method in accordance with International Financial Reporting Standard (IFRS) 3 “Business Combinations”, accounting for the transaction as a business combination achieved in stages. The acquiree company included in the identifiable assets at the date of acquisition of DPRLP are inputs (mainly Properties, Plant and Equipment and inventories), production processes and workforce. PEMEX has determined that together the acquired inputs and processes significantly contribute to the ability to generate revenue. PEMEX has concluded that the acquired set is a business.

Consideration transferred
PEMEX’s purchase of control of Deer Park, through the 50.005% interest owned by Shell, included the following:

Cash paid to Shell	Ps.	8,597,743	U.S.$	421,396
Payment of debt to third parties	18,289,066		896,391
Payment of DPRLP’s debt to company partners	3,496,054		171,350
Total consideration paid in cash	Ps.	30,382,863	U.S.$	1,489,137
Settlement of pre-existing relationship	6,663,803		326,609
Total consideration paid in cash and settlement of pre-existing relationship	Ps.	37,046,666	U.S.$	1,815,746
The settlement of the pre-existing relationship includes the payment of 100% of PMI NASA’s Partners Loan (Ps. 1,227,383 or U.S.$60,157 with cash and Ps. 5,436,420 or U.S.$266,452 with equity) which Deer Park used for operative purposes, and which consisted of a principal of Ps. 6,630,975 (U.S.$325,000) and interest of Ps. 32,828 (U.S.$1,609). With this settlement, the account receivable registered on PMI NASA’s books was capitalized. As the book value of this item was equal to its fair value and there were no cancellation clauses, no effects were recognized in the profit or loss of the period.
Acquisition-related costs
Acquisition-related costs for the 50.005% interest in Deer Park totaled Ps. 145,937 (U.S.$7,091) recognized in the administrative expenses line item in the profit or loss for the applicable period.
Identifiable assets acquired and liabilities assumed.

The following table summarizes the fair value of the identifiable assets acquired, including the recognized value of the PEMEX interest prior to the purchase.

Cash and cash equivalents	Ps.	1,597,759	U.S.$	78,310
Inventories	6,918,473		339,091
Other current assets	131,661		6,453
Total current Assets	Ps.	8,647,893	U.S.$	423,854
Property, Plant and Equipment	29,669,961		1,454,196
Total identifiable net assets acquired	Ps.	38,317,854	U.S.$	1,878,050
PEMEX carried out the valuation of the fair value of the business acquired under the market approach since it has information on an observable transaction between independent parties, is duly informed and is in a free competition market.
At the acquisition date, considering the amount of the value of the net assets and the consideration transferred, a gain at a bargain purchase was determined as follows:

Total consideration transferred	Ps.	37,046,666	U.S.$	1,815,746
Fair value of the identifiable net assets acquired	(38,317,854)		(1,878,050)
Gain on bargain purchase	Ps.	(1,271,188)	U.S.$	(62,304)
There was not any gain or loss in the previously held interest because the book value and the fair value of these items was zero at the acquisition date. The technique used for the measuring of the fair value of the previous held interest was the adjusted book value method.
The gain on bargain purchase was recognized in other income line item in the profit or loss of the period.
The gain of U.S.$62,304 (Ps. 1,271,188) was due to closing adjustments consisting of Shell’s assumption of DPRLP’s accrued expenses and taxes and the pro-rated cash.
From the acquisition date to December 31, 2022, DPRLP contributed Ps. 238,940,945 to PEMEX’s total revenues and Ps. 20,905,292, to PEMEX’s total income for the period.
As of December 31, 2022, PEMEX recognized Ps. (10,383,296) of currency translation effects from the investment in DPRLP into other income, as a result of derecognizing the equity method.
Associates
•Sierrita Gas Pipeline LLC. This company was created on June 24, 2013. Its main activity is the developing of projects related to the transportation infrastructure of gas in the United States. This investment is recorded under the equity method.
•Frontera Brownsville, LLC. Effective April 1, 2011, PMI SUS entered into a joint venture with TransMontaigne Operating Company L.P (TransMontaigne) to create Frontera Brownsville, LLC. Frontera Brownsville, LLC was incorporated in Delaware, United States, and has the corporate power to own and operate certain facilities for the storage and treatment of clean petroleum products. This investment is recorded under the equity method.
•Texas Frontera, LLC. This company was constituted on July 27, 2010, and its principal activity is the lease of tanks for the storage of refined product. PMI SUS, which owns 50% interest in Texas Frontera, entered into a joint venture with Magellan OLP, L.P. (Magellan), and together they are entitled to the results in proportion of their respective investment. The company has seven tanks with a capacity of 120,000 barrels per tank. This joint venture is recorded under the equity method.
•CH4 Energía, S.A. de C.V. This company was constituted on December 21, 2000. CH4 Energía engages in the purchase and sale of natural gas and in activities related to the trading of natural gas, such as transport and distribution in Valle de Toluca, México. This joint venture is recorded under the equity method.
•Administración del Sistema Portuario Nacional Dos Bocas S.A. de C.V (previously Administración Portuaria Integral de Dos Bocas, S.A. de C.V.). This company was constituted on August 12, 1999. Its primary activity is administrating the Dos Bocas port, which is in Mexico’s public domain, promoting the port’s infrastructure and providing related port services. This investment is recorded under the equity method.